STOCKHOLDERS EQUITY (Narrative) (Details) (USD $)	6 Months Ended	9 Months Ended
	Sep. 30, 2013 Y	Mar. 31, 2013
Stockholders Equity 1	1,125,000,000
Stockholders Equity 2	$ 0.001
Stockholders Equity 3	15
Stockholders Equity 4	1
Stockholders Equity 5	0.001
Stockholders Equity 6	109,500,000
Stockholders Equity 7	43,000,000
Stockholders Equity 8	100.00%
Stockholders Equity 9	75,000,000
Stockholders Equity 10	1,312,500
Stockholders Equity 11	$ 0.40
Stockholders Equity 12	525,000
Stockholders Equity 13	2
Stockholders Equity 14	$ 0.50
Stockholders Equity 15	2
Stockholders Equity 16	$ 0.60
Stockholders Equity 17	225,000
Stockholders Equity 18	4,870
Stockholders Equity 19	574,675
Stockholders Equity 20	$ 0.40
Stockholders Equity 21	229,870
Stockholders Equity 22	2
Stockholders Equity 23	$ 0.50
Stockholders Equity 24	2
Stockholders Equity 25	$ 0.60
Stockholders Equity 26	250,000
Stockholders Equity 27	$ 0.55
Stockholders Equity 28	500,000
Stockholders Equity 29	$ 0.40
Stockholders Equity 1		1,000,000
Stockholders Equity 2		$ 0.001
Stockholders Equity 3		84
Stockholders Equity 4		0
Stockholders Equity 5		100,000
Stockholders Equity 6		100.00%
Stockholders Equity 7		84
Stockholders Equity 8		84
Stockholders Equity 9		84
Stockholders Equity 10		84